Offsets	Mar. 31, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Galectin Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-271278
Initial Filing Date	Apr. 14, 2023
Fee Offset Claimed	$ 3,232
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 64,033,000
Termination / Withdrawal Statement

(3)
Pursuant Rule 457(p) under the Securities Act, the Registrant hereby offsets $3,232 of the total registration fee due under this Registration Statement by the amount of the filing fee associated with the unsold securities from the Registrant’s Prospectus Supplement to its prior Registration Statement (File No. 333-271278), filed on April 14, 2023 (and declared effective on April 24, 2023) registering common stock, warrants and rights for a maximum aggregate offering price of $100,000,000, of which amount $64,033,000 remains unsold and not allocated to the prospectus supplement filed therewith as of the filing date of this Registration Statement. Upon effectiveness of this registration statement, the prior registration statement, No. 333-271278, will be replaced. Pursuant to Rule 457(p), an amount of $3,232 is hereby used to offset the current registration fee due. As a result, a filing fee of $24,388 is being paid herewith.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Galectin Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-271278
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 3,232
Offset Note

(3)
Pursuant Rule 457(p) under the Securities Act, the Registrant hereby offsets $3,232 of the total registration fee due under this Registration Statement by the amount of the filing fee associated with the unsold securities from the Registrant’s Prospectus Supplement to its prior Registration Statement (File No. 333-271278), filed on April 14, 2023 (and declared effective on April 24, 2023) registering common stock, warrants and rights for a maximum aggregate offering price of $100,000,000, of which amount $64,033,000 remains unsold and not allocated to the prospectus supplement filed therewith as of the filing date of this Registration Statement. Upon effectiveness of this registration statement, the prior registration statement, No. 333-271278, will be replaced. Pursuant to Rule 457(p), an amount of $3,232 is hereby used to offset the current registration fee due. As a result, a filing fee of $24,388 is being paid herewith.